Convertible Notes	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Convertible Notes	Convertible NotesOn August 28, 2019, the Company entered into convertible note agreements for a total additional principal amount of $18.4 million (£15.0 million). The convertible notes issued in 2019 are collectively referred to as the “2019 Convertible Notes”. The 2019 Convertible Notes bore interest at 3% per annum and were payable concurrently with repayment of the principal amount. No repayment of principal or interest was due until maturity, which occurred 12 months after issuance of the 2019 Convertible Notes. Under the agreement, the 2019 Convertible Notes automatically convert (i) upon the completion of a Qualified Financing (as defined in the 2019 Convertible Notes); or (ii) if the noteholder majority approves a Non-Qualified Financing (as defined in the 2019 Convertible Notes) which constitutes a conversion event, which is triggered at a 15% discount of the per share price of the securities sold in either a Qualified Financing or Non-Qualified Financing (each as defined in the 2019 Convertible Notes).
On April 17, 2020, upon the Series B convertible preferred share financing, which constituted a Qualified Financing under the terms of the 2019 Convertible Notes, the outstanding principal of the convertible notes of $18.4 million (£15.0 million) automatically converted into 1,723,263 Series B convertible preferred shares, and there was no outstanding balance of 2019 Convertible Notes as of September 30, 2021 and December 31, 2020.
The Company elected the fair value option to account for the 2019 Convertible Notes. The Company recorded the 2019 Convertible Notes at fair value and subsequently remeasured them to fair value at each reporting date. Changes in fair value were recognized as a component of other income (expense), net in the condensed consolidated statements of operations and comprehensive loss. The Company recognized losses in the condensed consolidated statements of operations and comprehensive loss of $1.8 million as a change in fair value of the convertible notes during the nine months ended September 30, 2020. No change in fair value of convertible notes was recognized during the three months ended September 30, 2020 as no convertible notes were outstanding during the three months ended September 30, 2020.